LOSSES PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
LOSSES PER SHARE

NOTE 13: -LOSSES PER SHARE

The following table sets forth the computation of basic and diluted losses per share:

	Year ended December 31,
	2020	2019	2018
Numerator:

Net loss for basic loss per share	$(29,698)	$(27,337)	$(22,599)

Net loss for basic loss per share	$(29,698)	$(27,337)	$(22,599)

Denominator:

Weighted average number of ordinary shares used in computing basic net loss per share	79,591,187	63,636,673	55,277,428

Basic and diluted earnings per ordinary share	$(0.37)	$(0.43)	$(0.41)